Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,132,027	$ 6,206,171
Less: Expected credit loss	(120,277)	(17,179)	$ (143)
Accounts receivable, net	$ 6,011,750	$ 6,188,992